Debt	12 Months Ended
Dec. 31, 2025
Borrowings, by type [abstract]
Debt
16. Debt

	December 31, 2025	December 31, 2024
Senior Notes, net of unamortized transaction fees of $3,671 (2024 – $4,525) and initial redemption option of $2,518 (2024 – $3,103)	$498,846	$498,578
Redemption option derivative asset	(14,703)	(7,575)
Commercial Loan Facility, net of unamortized transaction fees of $20,043 (2024 – $21,751)	544,426	293,550
RRF Facility, net of unamortized transaction fees of $4,889 (2024 – $5,445)	211,568	119,935
VAT Facility net of unamortized transaction fees of $335 (2024 – $559)	34,915	10,937
	$1,275,052	$915,425
Less: current debt	47,968	—
Non-current debt	$1,227,084	$915,425

	2025		2024
	Senior Notes due 2029	Term Facility	Senior Notes due 2029	Term Facility

Balance beginning of year	$491,003	$424,422	$492,691	$143,368

Financing cash flows related to debt:
Proceeds from Term Facility commercial loans	—	206,287	—	213,694
Proceeds from Term Facility RRF loans	—	72,206	—	97,224
Proceeds from Term Facility revolving VAT facility	—	75,909	—	56,022
Repayment of Term Facility revolving VAT facility	—	(54,068)	—	(47,304)
Total financing cash flows related to debt	$—	$300,334	$—	$319,636

	$491,003	$724,756	$492,691	$463,004

Non-cash changes recorded in debt:
Amortization of financing fees	268	3,441	252	1,918
Change in fair value of redemption option derivative asset relating to Senior secured notes due 2029	(7,128)	—	(1,940)	—
Transaction costs to VAT Facility	—		—	(727)
Commitment fees	—	(953)	—	(7,420)
Change in fair value of interest rate benefit on Term Facility RRF loans, net of accretion	—	(476)	—	(10,368)
Foreign exchange losses (gains)	—	64,141	—	(21,985)

Balance end of year	$484,143	$790,909	$491,003	$424,422
Interest paid on the Senior Notes in the year ended December 31, 2025 amounted to $31.3 million (year ended December 31, 2024: $31.3 million). Interest paid on the Term Facility in the year ended December 31, 2025 amounted to $31.8 million (year ended December 31, 2024: $15.9 million).
16. Debt (continued)
(a) Senior Notes
On August 26, 2021, the Company completed an offering of $500.0 million senior unsecured notes with a coupon rate of 6.25% due September 1, 2029 (the “Senior Notes”). The Senior Notes pay interest semi-annually on March 1 and September 1, which began on March 1, 2022. The Senior Notes are guaranteed by Eldorado Gold Cooperatief U.A., SG Resources B.V., Tuprag Metal Madencilik Sanayi ve Ticaret AS, and Eldorado Gold (Quebec) Inc., all wholly-owned subsidiaries of the Company.
The Senior Notes contain certain redemption features that constitute an embedded derivative asset, which is recognized separately at fair value and is classified as fair value through profit and loss. The increase in fair value in the year ended December 31, 2025 is $7.1 million (December 31, 2024 – $1.9 million), which is recognized in finance costs (Note 19).
The Senior Notes contain covenants that restrict, among other things, distributions in certain circumstances and sales of certain material assets, in each case, subject to certain conditions. The Company is in compliance with these covenants as at December 31, 2025.
The fair market value of the Senior Notes as at December 31, 2025 is $503.9 million (December 31, 2024 – $491.4 million).
(b) Skouries Project Financing Facility
On April 5, 2023, the Company entered into a project financing facility for the development of the Skouries Project in Northern Greece. This includes a €480.4 million commercial loan facility ("Commercial Loan Facility"), €200.0 million of funds from the Greek Recovery and Resilience Fund ("RRF Facility") and a contingent overrun facility ("Contingent Overrun Facility") for an additional €60.0 million (the Commercial Loan Facility, the RRF Facility and the Contingent Overrun Facility, together the "Term Facility"). The Term Facility is non-recourse to Eldorado Gold Corporation and is secured by the Skouries Project and the Hellas Gold operating assets. The project financing facility also includes a €30.0 million revolving credit facility ("VAT Facility") to fund reimbursable value added tax expenditures relating to the Skouries Project.
The Company's equity commitment for the project is backstopped by a letter of credit in the amount of €206.8 million ($243.0 million) as at December 31, 2025, issued under the Company's $350.0 million revolving senior secured credit facility ("Credit Facility") (Note 16(c)). The letter of credit will be reduced Euro for Euro as the Company invests further in the Skouries Project.
The Term Facility includes the following components:
i.Commercial Loan Facility - €480.4 million at a variable interest rate comprised of 6-month EURIBOR plus a fixed margin, with 70% of the variable rate exposure economically hedged through an interest rate swap for the term of the facility (Note 28(d)(ii)).
ii.RRF Facility - €100.0 million at a fixed interest rate of 3.04% and €100.0 million at a fixed interest rate of 4.06%, both for the term of the facility.
iii.Contingent Overrun Facility - €60.0 million for additional capital costs at a variable interest rate comprised of 6-month EURIBOR plus a fixed margin with 70% of the variable rate exposure economically hedged through an interest rate swap for the term of the facility (Note 28(d)(ii)).
In the year ended December 31, 2025, the Company completed drawdowns on the Term Facility totalling €238.8 million ($278.5 million), including €176.9 million ($206.3 million) of commercial loans and €61.9 million ($72.2 million) from the RRF loans. Additionally, during the year ended December 31, 2025, the Company completed drawdowns on the VAT revolving credit facility totalling €67.0 million ($75.9 million) and made repayments of €48.1 million ($54.1 million).
16. Debt (continued)
(b) Skouries Project Financing Facility (continued)
As at December 31, 2025, cumulative drawdowns on the Term Facility since inception amount to €680.4 million ($799.5 million) and the Commercial Loan Facility and the RRF Facility are now fully drawn.
In accordance with the requirements of the Term Facility, the Company entered into hedging arrangements including gold and copper commodity swaps, interest rate swaps, U.S. dollar to Euro forward contracts and gold collars (Note 28(d)).
In January 2025, Eldorado exercised a deferral option, which extends drawings from the Term Facility through the earlier of August 26, 2026, or three months following completion of the Skouries Project. Due to Eldorado exercising this deferral option, repayment of the Term Facility will commence on December 31, 2026, with 13 semi-annual installments, through to December 31, 2032.
Proceeds from the VAT Facility will be drawn and repaid on a revolving basis, with a maturity date of the earlier of June 30, 2027, or 18 months following completion of the Skouries Project.
The Term Facility contains a number of standard financial covenants, including debt service and leverage ratios. The Company is in compliance with its covenants as at December 31, 2025.
(c) Senior Secured Credit Facility
On June 27, 2024, the Company entered into an agreement with a syndicate of lenders to increase the existing revolving senior secured credit facility ("Credit Facility") from $250 million to $350 million, with an option to increase the available credit by $100 million through an accordion feature, and to extend the facility to a maturity date of June 27, 2028.
The Company's equity commitment for the Skouries Project is backstopped by a letter of credit issued under the Credit Facility. As at December 31, 2025, after taking into account investments in the Skouries Project to date and revised costs to complete, the amount outstanding under the letter of credit for Skouries was €206.8 million ($243.0 million) and the Company's available balance under the Credit Facility was $106.6 million. The letter of credit will continue to be reduced Euro for Euro as the Company invests further in the Skouries Project.
The Credit Facility is subject to standard conditions and covenants. At December 31, 2025, the Company was in compliance with the applicable covenants. The Company is required to comply with covenants which include an interest coverage ratio (maintain an interest coverage ratio with respect to each rolling four quarter period of not less than 3.00:1.00) and a net leverage ratio (maintain a net leverage ratio with respect to each rolling four quarter period of not more than 3.50:1.00).
The Credit Facility is secured on a first lien basis by a general security agreement from the Company, including the real property of the Company and Eldorado Gold (Québec) Inc. in Canada, as well as the shares of each of SG Resources B.V., Tüprag, Eldorado Gold Cooperatief U.A. and Eldorado Gold (Québec) Inc., all wholly owned subsidiaries of the Company.
The amount drawn on the Credit Facility bears interest at the Secured Overnight Financing Rate ("SOFR") plus a SOFR adjustment of 0.10% for a one month’s duration, 0.15% for a three-months’ duration, and 0.25% for a six-months’ duration, plus a margin of 2.125% - 3.25% based on a net leverage ratio pricing grid (2025 average fee was 2.125%). The available and undrawn portion of the revolving credit facility incurs standby fees of 0.47813% - 0.73125% based on a net leverage ratio pricing grid (2025 average fee was 0.47813%).
As at December 31, 2025, the Company has letters of credit outstanding in Greece and Canada of €206.8 million, €63.8 million and CDN $0.4 million, totaling an equivalent $318.3 million (December 31, 2024 – €106.3 million, €64.0 million and CDN $0.4 million, totaling an equivalent $177.3 million). The letters of credit secured by the revolving credit facility of €206.8 million and CDN $0.4 million incur a fee of 2.125% - 3.25% based on a net leverage ratio pricing grid (2025 average fee was 2.125%), plus a fronting fee of 0.25%. The €63.8 million letters of credit are secured under the revolving credit facility and were issued to provide financial security on certain obligations in connection with the Company's Greece operations. These letters of credit incurred an average fee of 1.80% in 2025.